Income Taxes - Schedule of Tax (Expense) Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current:
United Kingdom	$ (1.0)	$ 2.0	$ (87.0)
Foreign	(145.0)	(178.0)	(94.0)
Total current tax benefit (expense)	(146.0)	(176.0)	(181.0)
Deferred:
United Kingdom	97.0	114.0	25.0
Foreign	121.0	156.0	9.0
Total deferred tax benefit (expense)	218.0	270.0	34.0
Total income tax benefit (expense)	$ 72.0	$ 93.8	$ (146.8)